S000070976 [Member] Expense Example - iShares Intermediate Muni Income Active ETF - iShares Intermediate Muni Income Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 507